Debt - Additional Information (Detail) - USD ($) $ in Millions				1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 14, 2023	Mar. 31, 2023	Sep. 30, 2022	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Apr. 07, 2021	Apr. 06, 2021
Debt Instrument [Line Items]
Gain loss on extinguishment of debt					$ 0.0	$ 1.3
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Minimum percentage in the difference between the present value of cash flows after the amendment and before the amendment												10.00%
Debt instrument, maturity date							Apr. 15, 2029	Apr. 15, 2029
Gain loss on extinguishment of debt					$ 0.0	$ (1.3)		$ (1.3)	$ (3.4)	$ 0.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility Including Letter of Credit [Member] | LIBOR One [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		1.75%
Long term debt floor interest rate percentage	1.75%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility Including Letter of Credit [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	0.75%	0.75%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility Including Letter of Credit [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	0.10%
Long term debt interest rate margin percentage	1.75%
Long term debt floor interest rate percentage	0.00%
Potential increase in margin percentage one	25.00%
Potential increase in margin percentage two	25.00%
Potential increase in margin percentage total	50.00%
Long term debt effective interest rate percentage		6.61%			7.20%			6.61%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member]
Debt Instrument [Line Items]
Repayment of long term debt				$ 193.6
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member] | Credit Agreement Amendment [Member]
Debt Instrument [Line Items]
Debt instrument face value											$ 215.1	$ 444.9
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member] | Beginning September 30, 2022 [Member]
Debt Instrument [Line Items]
Long term debt principal repayment percentage			1.25%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member] | Beginning September 30, 2023 [Member]
Debt Instrument [Line Items]
Long term debt principal repayment percentage			1.75%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member] | Beginning September 30, 2024 through March 31, 2026 [Member]
Debt Instrument [Line Items]
Long term debt principal repayment percentage			2.50%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member] | LIBOR One [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		1.75%
Long term debt floor interest rate percentage	1.75%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	0.75%	0.75%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	0.10%
Long term debt interest rate margin percentage	1.75%
Long term debt floor interest rate percentage	0.00%
Potential increase in margin percentage one	25.00%
Potential increase in margin percentage two	25.00%
Potential increase in margin percentage total	50.00%
Long term debt effective interest rate percentage		6.61%						6.61%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Long term debt principal repayment percentage			0.25%
Repayment of long term debt									95.3
Debt instrument principal amount of debt repurchased									96.0
Long term debt beyond beyond which repayment is necessary					$ 250.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan B [Member] | LIBOR One [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	2.25%	2.25%
Long term debt effective interest rate percentage					7.70%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan B [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		1.25%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan B [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	0.10%
Long term debt interest rate margin percentage	2.25%
Long term debt effective interest rate percentage		7.11%			7.20%			7.11%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Line of Credit Term Loan A and Term Loan B [Member]
Debt Instrument [Line Items]
Percentage of ownership change beyond which event of default could be triggered	50.00%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member] | Credit Agreement Amendment [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity											$ 250.0	$ 1,250.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Lions Gate Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes outstanding		$ 800.0			$ 715.0			$ 800.0	$ 1,000.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility And Term Loan A [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date								Apr. 06, 2026
Line of credit facility contingent due date					Dec. 23, 2024
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Mar. 24, 2025			Mar. 24, 2025
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility Including Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		1,250.0			$ 1,250.0			$ 1,250.0
Line of credit current Borrowing capacity					$ 875.0
Letters of credit		$ 0.0						$ 0.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility Including Letter of Credit [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	0.10%
Long term debt interest rate margin percentage	1.75%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility Including Letter of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage					0.25%			0.25%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility Including Letter of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage					0.375%			0.375%